UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St.  Omaha, NE    68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 S. 147th St.  Omaha, NE    68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

6/30

Date of reporting period:   12/31/2010

Item 1.  Reports to Stockholders.

Semi-Annual Report

December 31, 2010

1-877-7PWRINC

1-877-779-7462

www.powerincomefund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Power Income Fund
PORTFOLIO REVIEW
December 31, 2010 (Unaudited)

The fund's performance figures* for the period ending December 31, 2010, compared to its benchmarks:

Since Inception **
Power Income Fund - Class A	2.23%
Power Income Fund - Class A with load	-2.92%
Power Income Fund - Class I	2.24%
Barclays Aggregate Bond Index***	-0.84%
Merrill Lynch U.S. High Yield Master II Index****	4.55%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-779-7462

** Inception date is September 14, 2010.

***  The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type.  Most U.S. traded investment grade bonds are represented.  Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues.  The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.  Unlike a mutual fund, an index does not reflect any trading costs or management fees.  Investors cannot directly invest in an index.

**** Merrill Lynch U.S. High Yield Master II Index measures the performance of below investment grade, U.S. dollar denominated corporate bonds, publicly issued in the U.S. domestic market.  Unlike a mutual fund, an index does not reflect any trading costs or management fees.  Investors cannot directly invest in an index.

Holdings By Sector	% of Net Assets
Mutual Funds	54.0%
Exchange Traded Funds	12.8%
Other, Cash & Cash Equivalents	33.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Power Income Fund
PORTFOLIO OF INVESTMENTS
December 31, 2010 (Unaudited)
Shares		Value

	MUTUAL FUNDS - 54.0%
	DEBT FUNDS - 54.0%
1,815,439	American High-Income Trust	$ 20,460,000
2,207,342	Columbia High Yield Bond Fund	6,136,411
1,274,496	DWS High Income Fund	6,143,070
549,046	Hartford High Yield Fund	4,062,943
739,578	Ivy High Income Fund	6,138,494
523,688	Lord Abbett High Yield Fund	4,090,000
1,183,827	MFS High Income Fund	4,096,041
574,906	Metropolitan West High Yield Bond Fund	6,140,000
973,506	Northeast Investors Trust	6,006,534
596,361	Pioneer High Yield Fund	6,059,026
1,325,112	Putnam High Yield Trust	10,123,854
2,045,071	RidgeWorth SEIX High Yield Bonnd Fund	20,103,043
540,979	SEI High Yield Bond Fund	3,992,422
983,125	Wells Fargo Advantage High Yield Bond Fund	3,067,350
468,640	Western Asset High Yield Portfolio	4,081,855
	TOTAL MUTUAL FUNDS ( Cost - $110,577,169)	110,701,042

	EXCHANGE TRADED FUNDS - 12.8%
	DEBT FUNDS - 12.8%
147,303	iShares iBoxx $ High Yield Corporate Bond Fund	13,299,988
328,190	SPDR Barclays Capital High Yield Bond ETF	13,032,425
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $26,397,543)	26,332,413

	SHORT-TERM INVESTMENTS - 47.9%
	MONEY MARKET FUND - 47.9%
39,413,398	Fidelity Institutional Money Market Portfolio	39,413,398
20,460,000	AIM STIT - Liquid Assets Portfolio	20,460,000
38,341,874	Western Asset Institutional Liquid Reserves	38,341,874
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $98,215,272)	98,215,272

	TOTAL INVESTMENTS - 114.7% ( Cost - $235,189,984) (a)	$ 235,248,727
	OTHER LIABILITIES LESS ASSETS - (14.7%)	(30,204,746)
	NET ASSETS - 100.0%	$ 205,043,981

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 435,371
	Unrealized depreciation	(376,628)
	Net unrealized appreciation	$ 58,743

See accompanying notes to financial statements.

Power Income Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010 (Unaudited)

ASSETS
Investment securities:
At cost	$ 235,189,984
At value	$ 235,248,727
Receivable for Fund shares sold	112,343
Dividends and interest receivable	524,064
Prepaid expenses and other assets	40,276
TOTAL ASSETS	235,925,410

LIABILITIES
Investment advisory fees payable	167,079
Payable for investments purchased	30,690,000
Payable for Fund shares repurchased	5,253
Fees payable to other affiliates	9,190
Distribution (12b-1) fees payable	1,191
Accrued expenses and other liabilities	8,716
TOTAL LIABILITIES	30,881,429
NET ASSETS	$ 205,043,981

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$ 205,811,117
Distributions in excess of accumulated net investment income	(589,881)
Accumulated net realized gain from security transactions	(235,998)
Net unrealized appreciation of investments	58,743
NET ASSETS	$ 205,043,981

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 9,878,536
Shares of beneficial interest outstanding	978,412

Net asset value (Net Assets ÷ Shares Outstanding), offering price	$ 10.10
Maximum offering price per share
(net asset value plus maximum sales charge of 5.00%) (a)	$ 10.63

Class I Shares:
Net Assets	$ 195,165,445
Shares of beneficial interest outstanding	19,332,046

Net asset value (Net Assets ÷ Shares Outstanding), offering price	$ 10.10

(a) On investments of $50,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Power Income Fund
STATEMENT OF OPERATIONS (a)
For the Period Ended December 31, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$ 2,417,083
Interest	42,135
TOTAL INVESTMENT INCOME	2,459,218

EXPENSES
Investment advisory fees	436,785
Administrative services fees	46,381
Registration fees	14,059
Accounting services fees	13,618
Professional fees	11,106
Transfer agent fees	9,381
Compliance officer fees	5,277
Custodian fees	3,811
Printing and postage expenses	3,665
Trustees fees and expenses	2,346
Insurance Expense	1,466
Distribution (12b-1) fees: (Class A)	1,360
Other expenses	3,518
TOTAL EXPENSES	552,773

NET INVESTMENT INCOME	1,906,445

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized loss from security transactions	(362,766)
Distributions of realized gains from underlying investment companies	126,768
Net change in unrealized appreciation on investments	58,743
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(177,255)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,729,190

(a) The Power Income Fund commenced operations on September 14, 2010.

See accompanying notes to financial statements.

Power Income Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
December 31, 2010 (a)
(Unaudited)
FROM OPERATIONS
Net investment gain	$ 1,906,445
Net realized loss from security transactions	(362,766)
Distributions of realized gains from underlying investment companies	126,768
Net change in unrealized appreciation of investments	58,743
Net increase in net assets resulting from operations	1,729,190

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(119,831)
Class I	(2,376,495)
From distributions to shareholders	(2,496,326)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	11,059,198
Class I	199,787,185
Net asset value of shares issued in reinvestment of distributions:
Class A	119,473
Class I	1,766,891
Payments for shares redeemed:
Class A	(1,218,998)
Class I	(5,702,632)
Net increase in net assets from shares of beneficial interest	205,811,117

TOTAL INCREASE IN NET ASSETS	205,043,981

NET ASSETS
Beginning of Period	-
End of Period	$ 205,043,981
*Distribution in excess of net investment income of:	$ (589,881)

Class A:
Shares Sold	1,086,292
Shares Reinvested	11,841
Shares Redeemed	(119,721)
Net increase in shares of beneficial interest outstanding	978,412

Class I:
Shares Sold	19,716,504
Shares Reinvested	175,113
Shares Redeemed	(559,571)

Net increase in shares of beneficial interest outstanding	19,332,046

(a) The Power Income Fund commenced operations on September 14, 2010.

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class I
	Period Ended	Period Ended
	December 31,	December 31,
	2010 (1)	2010 (1)
Net asset value, beginning of period	$ 10.00	$ 10.00

Activity from investment operations:
Net investment income (2)	0.12	0.13
Net realized and unrealized
gain on investments	0.10	0.09
Total from investment operations	0.22	0.22

Less distributions from:
Net investment income	(0.12)	(0.12)
Total distributions	(0.12)	(0.12)

Net asset value, end of period	$ 10.10	$ 10.10

Total return (3,4)	2.23%	2.24%

Net assets, at end of period (000s)	$ 9,879	$ 195,165

Ratio of expenses to average
net assets (5)	1.50%	1.25%
Ratio of net investment loss
to average net assets (5,6)	4.06%	4.31%

Portfolio Turnover Rate (4)	204%	204%

(1)	The Power Income Fund's Class A and Class C shares commenced operations September 14, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of distributions.
(4) Not annualized.
(5) Annualized.
(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Income Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

1.

ORGANIZATION

The Power Income Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is to seek total return from income and capital appreciation with capital preservation as a secondary objective.  The Fund commenced operations on September 14, 2010.

The Fund currently offers two classes of shares:  Class A shares and Class I shares.  Class A shares are offered at net asset value plus a maximum sales charge of 5.00%.  Class I shares are offered at net asset value.  Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

Power Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010 (Unaudited)

Open-ended funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2010 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	110,701,042	-	-	110,701,042
Exchange Traded Funds	26,332,413			26,332,413
Money Market Funds	98,215,272	-	-	98,215,272
Total	235,248,727	-	-	235,248,727

The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented.

*Refer to the Portfolio of Investments for industry classification.

Power Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010 (Unaudited)

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Fund 2011 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the
Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Power Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010 (Unaudited)

3.  INVESTMENT TRANSACTIONS

For the period ended December 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments, amounted to $306,738,415 and $169,400,937, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. W.E. Donoghue & Co., Inc. serves as the Fund’s investment advisor (the
“Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares (and 1.00% of its average daily net assets for Class C shares is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $36,000* or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

Power Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010 (Unaudited)

6 basis points or 0.06% per annum on net assets greater than $250 million

* Fee will increase to $40,000 per annum in October 2011.

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $27,000* plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis points or 0.01% on net assets greater than $100 million

* Fee will increase to $30,000 per annum in October 2011.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $13,500 per class  $14.00 for open accounts and $2.00 for closed accounts.

* Fee will increase to $15,000 annual minimum per class in October 2011.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended December 31, 2010, the Fund incurred expenses of $5,277 for compliance services pursuant to the Trust’s Agreement with NLCS.  Such fees would be included in the line item marked “Compliance officer fees” on the Statement of operations in the shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended December 31, 2010, GemCom collected amounts totaling $1,110 for EDGAR and printing services performed.  Such fees would be included in the line item marked “Printing and postage expenses” on the Statement of Operations in the shareholder report.

5. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will

Power Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010 (Unaudited)

need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Portfolio’s financial statement disclosures.

6. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolio is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Power Income Fund

EXPENSE EXAMPLES

December 31, 2010 (Unaudited)

As a shareholder of the Power Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Power Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 14, 2010 through December 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Power Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period *
Actual	9/14/2010	12/31/2010	9/14/2010 – 12/31/10
Class A	$1,000.00	$1,022.30	$4.53
Class I	$1,000.00	$1,022.40	$3.76

	Beginning	Ending	Expenses Paid
Hypothetical **	Account Value	Account Value	During Period ****
(5% return before expenses)	9/14/2010	12/31/2010	6/1/2010 – 12/31/10
Class A	$1,000.00	$1,017.64	$7.63
Class I	$1,000.00	$1,018.92	$6.34

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A and 1.25% for Class I, multiplied by the number of days in the period (109) divided by the number of days in the fiscal year (365).

**  Please note that while Class A and Class I shares commenced operations on September 14, 2010, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expenses ratios were in effect during the period June 1, 2010 to December 31, 2010.

*** Expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A and 1.25% for Class I, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Power Income Fund

SUPPLEMENTAL INFORMATION

December 31, 2010 (Unaudited)

Approval of Advisory Agreement –Power Income Fund

In connection with a regular meeting held on May 19, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between W.E. Donoghue (the “Adviser”) and the Trust, on behalf of the Power Income Fund (the “Fund”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser’s separately managed accounts and appropriate indices with respect to the Fund; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling and the following summary does not detail all of the matters considered by the Board, which included the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider its investment performance.  However, the Board, including the Independent Trustees, considered the Adviser’s performance of its separately managed accounts, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees reviewed information regarding fees and expenses of comparable funds and concluded that the Fund’s proposed advisory fee and expense ratio were acceptable in light of the quality of the services the Fund expect to receive from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of the Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us. The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-779-7462

INVESTMENT ADVISOR

W.E. Donoghue & Co., Inc.

629 Washington Street

Norwood, MA 02062

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

03/7/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

03/7/2011

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

03/7/2011